SCHEDULE OF PREFERRED SHARE LIABILITY (Details)	9 Months Ended
Sep. 30, 2025 USD ($) shares
Warrant And Preferred Share Liabilities
Opening Balance January 1, 2025, shares	$ 227
Opening Balance January 1, 2025, shares	$ 1,069,413
Issuances for the period, shares | shares	135
Issuances for the period	$ 635,294
Redemptions, shares | shares	(362)
Redemptions	$ (1,704,707)
Closing Balance January 1, 2025, shares
Closing Balance January 1, 2025, shares